SUBSEQUENT EVENTS (Details Narrative)			2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 29, 2024 USD ($) $ / shares shares	Mar. 14, 2024 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 11, 2024 USD ($)
Subsequent Event [Line Items]
Purchase price in cash									$ 257,113	$ 257,113
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares								108,040		2,239,129
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares								$ 0.38		$ 0.37
Stock Issued During Period, Value, New Issues				$ 1,756,187	$ 1,993,750	$ 6,325,000	$ 16,012,750			$ 16,012,750
Warrants assumed | shares										202,575	94,535
Proceeds from Issuance of Common Stock								$ 10,274,937	$ 1,000,000	$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			40,515
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares			$ 8.11
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Face amount												$ 1,700,000
Stated interest rate percentage												18.00%
Original issue discount												10.00%
Unterseer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price	$ 19,500,000
Purchase price in cash	$ 9,000,000
Shares of common stock | shares	4,200,000
Business acquisition share price | $ / shares	$ 2.50
Equity consideration to cash	$ 3,000,000
Escrow arrangement | shares	400,000
Escrow Period	1 year
DHC Acquisition Corp [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination exchange ratio		0.2701
Stock Issued During Period, Shares, Acquisitions | shares		25,641,321
Business Acquisition, Percentage of Voting Interests Acquired		76.00%
Shareholders of DHC Sponsors and Advisors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		24.00%
AFG Companies Inc [Member] | Subsequent Event [Member] | Reseller Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 17,500,000
Stock Issued During Period, Value, New Issues		$ 5,500,000
Warrants assumed | shares		3,750,000
Share Price | $ / shares		$ 10.00
AFG Companies Inc [Member] | Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock		$ 5,500,000
Stock Issued During Period, Shares, New Issues | shares		2,300,000